Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 14: -	SUBSEQUENT EVENTS

During February 2019, the Company’s Board approved the grant of 377,020 RSUs to certain employees, officers and Board members of the Company out of which 113,800 RSUs are subject to the approval of the shareholders. Such RSUs have vesting schedules of four years, commencing as of the date of grant.